SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2012
Investments
Other-than-temporary impairment loss on available-for-sale investment		$ 6,207,119
Project assets
Period for continuing reporting the project assets if sale is extended	1 year
Property, plant and equipment	863,093,184		1,102,562,325
Project assets
Project assets - Module cost	11,303,056		9,055,200
Project assets - Development	11,075,075		9,902,576
Project assets - Others	11,794,748		6,844,723
Total project assets	34,172,879		25,802,499
Current portion	34,172,879		25,802,499
Noncurrent portion	0		0
Total liabilities (all non-current liabilities)	33,843,600		4,698,269
Bulgaria
Project assets
Number of project assets	2
Property, plant and equipment	$ 16,672,267